Stock-Based Compensation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock-based compensation cost	$ 17.1
Estimated weighted average amortization, period of recognition	1 year 9 months 18 days
Average closing price period	20 days
Cash Settled Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash Settled Units vesting period	3 years
Share-based compensation expense	$ 8.2	$ 2.0	$ 2.4